Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 390,013	¥ 495,484
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	(16,522)	(2,171)
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	116,849	47,359
Loans [Member] | Loans Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	959	4,688
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	115,890	42,671
Premises and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	11,548	16,517
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	19,200	3,732
Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	147,564	383,810
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	111,374	46,237
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	53,758	21,672
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 57,616	¥ 24,565